Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Small Cap Growth Fund
Issuer	Ortho Clinical Diagnostics Holdings, PLC
Ticker/Sedol	OCDX (G6829J107)
Principal Amount (US$)	$1,292,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$12,265,058
Amount Purchased (Foreign$)	N/A
Trade Date	1/28/2021
Price (US$)	$17.00
Price-Foreign	N/A
Underwriter	JP Morgan Securities
Other Syndicate Members:	Bank of America Merrill, Barclays Capital, Citigroup Capital Markets, Credit Suisse, Drexel Hamilton LLC, Goldman Sachs, ING, Instinet-OTC, Instinet Holdings, Evercore ISI, Macquarie Securities, Morgan Stanley, Siebert Williams Shank, Nomura Securities, Piper Sandler & Co, Samuel Ramirez & Co, UBS Warburg, TCG BDC Inc, HC Wainright
Underwriting Spread	4.00%
Currency	USD

Fund	Small Cap Growth Fund
Issuer	Hayward Holdings Inc
Ticker/Sedol	HAYW (421298100)
Principal Amount (US$)	$684,722,226
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$16,397,129
Amount Purchased (Foreign$)	N/A
Trade Date	3/12/2021
Price (US$)	$17.00
Price-Foreign	N/A
Underwriter	Bank of America Merrill
Other Syndicate Members:	Goldman Sachs & Co LLC, Nomura Securities International PLC, Credit Suisse Securities (USA) LLC, Morgan Stanley & Co LLC, Robert W Baird & Co Incorporated, Guggenheim Securities, Jefferies LLC, BMO Capital Markets Corp, KeyBanc Capital Markets Inc, William Blair & Company, LLC, Houlihan Lokey Capital, Inc. Moelis & Company LLC
Underwriting Spread	5.50%
Currency	USD

Fund	Small Cap Growth Fund
Issuer	Sun Country Airlines Holdings
Ticker/Sedol	SNCY (866683105)
Principal Amount (US$)	$218,181,816
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$3,334,200
Amount Purchased (Foreign$)	N/A
Trade Date	3/17/2021
Price (US$)	$24.00
Price-Foreign	N/A
Underwriter	Morgan Stanley
Other Syndicate Members:	Barclays, Deutsche Bank Securities, Goldman Sachs & Co LLC, Nomura, Apollo Global Securities, AmeriVet Securities, Siebert Williams Shank, Tribal Capital Markets, LLC
Underwriting Spread	6.25%
Currency	USD

Fund	Small Cap Growth Fund
Issuer	Mister Car Wash
Ticker/Sedol	MCW (60646V105)
Principal Amount (US$)	$562,507,500
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$8,321,385
Amount Purchased (Foreign$)	N/A
Trade Date	6/25/2021
Price (US$)	$15.00
Price-Foreign	N/A
Underwriter	BAML
Other Syndicate Members:	Morgan Stanley & Co, LLC, Goldman Sachs & Co, LLC, Jefferies LLC, BMO Capital Markets Corp, UBS Securities LLC, Guzman & Company, Loop Capital Markets LLC, Mischler Financial Group, Nomura Securities International, Inc, Piper Sandler & Co, R. Seelaus & Co, LLC
Underwriting Spread	5.25%
Currency	USD

Fund	Small Cap Growth Fund
Issuer	Ryan Specialty Group Holdings Inc
Ticker/Sedol	RYAN (78351F107)
Principal Amount (US$)	$1,337,620,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$8,547,608
Amount Purchased (Foreign$)	N/A
Trade Date	7/22/2021
Price (US$)	$23.50
Price-Foreign	N/A
Underwriter	Barclays Capital
Other Syndicate Members:	Goldman Sachs, Nomura Securities, J.P. Morgan Securities, Barclays Capital, BMO Capital Markets, CIBC World Markets, Dowling and Company, Keefe Bruyette Woods Inc, Loop Capital Markets, RBC Capital Markets, UBS Warburg, William Blair & Co, Wells Fargo Securities
Underwriting Spread	5.00%
Currency	USD

Fund	Small Cap Growth Fund
Issuer	Thoughtworks Holding Inc
Ticker/Sedol	TWKS (88546E105)
Principal Amount (US$)	$889,736,841
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$5,796,924
Amount Purchased (Foreign$)	N/A
Trade Date	9/15/2021
Price (US$)	$21.00
Price-Foreign	N/A
Underwriter	J.P. Morgan Securities
Other Syndicate Members:	Goldman Sachs & Co, Citigroup Capital Markets Inc, RBC Capital Markets, HSBC Securities (USA) Inc, Robert W Baird & Co Inc, Cowen and Company, Piper Sandler & Co, Wedbush Securities Inc, William Blair & Company, Wolfe Research Securities, CastleOak Securities LP, Mischler Financial Group Inc, Siebert Williams, Shank & Co, BofA Securities, Nomura Securities International, Credit Suisse Securities (USA),
Underwriting Spread	5.50%
Currency	USD

Fund	Small Cap Growth Fund
Issuer	Remitly Global Inc
Ticker/Sedol	RELY (75960P104)
Principal Amount (US$)	$522,880,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$4,048,020
Amount Purchased (Foreign$)	N/A
Trade Date	9/23/2021
Price (US$)	$43.00
Price-Foreign	N/A
Underwriter	Goldman Sachs & Co
Other Syndicate Members:	J.P. Morgan Securities, Barclays Capital Inc, Citigroup Global Markets Inc, William Blair & Company, JMP Securities, Keybanc Capital Markets, Nomura Securities International
Underwriting Spread	5.50%
Currency	USD

Fund	Small Cap Growth Fund
Issuer	Sterling Check Corp
Ticker/Sedol	STER (85917T109)
Principal Amount (US$)	$328,670,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$6,312,971
Amount Purchased (Foreign$)	N/A
Trade Date	9/23/2021
Price (US$)	$23.00
Price-Foreign	N/A
Underwriter	Goldman Sachs & Co
Other Syndicate Members:	J.P. Morgan Securities, Robert W Baird & Co Inc, William Blair & Company, Keybanc Capital Markets Inc, Nomura Securities International, Stifel Nicolaus Weisel, ING Financial Markets, R. Seelaus & Co, Morgan Stanley & Co
Underwriting Spread	6.25%
Currency	USD

Fund	Small Cap Growth Fund
Issuer	Fluence Energy Inc
Ticker/Sedol	FLNC (34379V103)
Principal Amount (US$)	$868,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$3,838,548
Amount Purchased (Foreign$)	N/A
Trade Date	10/28/2021
Price (US$)	$28.00
Price-Foreign	N/A
Underwriter	Morgan Stanley & Co
Other Syndicate Members:	J.P. Morgan Securities, Barclays Capital Inc, BofA Securities, Citigroup Global Markets Inc, Credit Suisse, Evercore ISI, HSBC Securities, UBS Investment Bank, Nomura Securities International, Penserra Securities LLC, RBC Capital Markets, Raymond James & Associates, Robert W. Baird & Co, Seaport Global, Siebert Williams Shank & Co
Underwriting Spread	3.42%
Currency	USD

Fund	Balanced Fund
Issuer	7-Eleven Inc
Ticker/Sedol	817826AG5
Principal Amount (US$)	$1,245,212,500
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$149,426
Amount Purchased (Foreign$)	N/A
Trade Date	01/27/2021
Price (US$)	$99.62
Price-Foreign	N/A
Underwriter	Credit Suisse Securities (USA) LLC
Other Syndicate Members:	SMBC Nikko Securities America Inc, BofA Securities Inc, Citigroup Global Markets Inc, J.P. Morgan Securities, Mizuho Securities USA, MUFG Securities Americas Inc, Nomura Securities International, Scotia Capital (USA) Inc, Wells Fargo Securities, U.S. Bancorp Investments Inc
Underwriting Spread	.88%
Currency	USD

Fund	Balanced Fund
Issuer	Citigroup Inc
Ticker/Sedol	172967NA5
Principal Amount (US$)	$2,750,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$600,000
Amount Purchased (Foreign$)	N/A
Trade Date	06/02/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	Citigroup Global Markets Inc.

Other Syndicate Members:	Barclays Capital Inc.

BMO Capital Markets Corp.

Capital One Securities, Inc.

CastleOak Securities, L.P.

Commonwealth Bank of Australia

DBS Bank Ltd.

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

Industrial and Commercial Bank of China (Asia) Limited

Intesa Sanpaolo S.p.A.

Natixis Securities Americas LLC

Nomura Securities International, Inc.

RBC Capital Markets, LLC

Roberts & Ryan Investments, Inc.

Santander Investment Securities Inc.

SG Americas Securities, LLC

SMBC Nikko Securities America, Inc.

Swedbank AB (publ)

TD Securities (USA) LLC

UBS Securities LLC

UniCredit Capital Markets LLC

Westpac Capital Markets LLC

ABN AMRO Securities (USA) LLC

Academy Securities, Inc.

ANZ Securities, Inc.

Bank of China Limited, London Branch

BBVA Securities Inc.

CIBC World Markets Corp.

Commerz Markets LLC

Credit Suisse Securities (USA) LLC

Desjardins Securities Inc.

DZ Financial Markets LLC

Fifth Third Securities, Inc.

Global Oak Capital Markets LLC

Great Pacific Securities

HSBC Securities (USA) Inc.

ING Financial Markets LLC

KeyBanc Capital Markets Inc.

Loop Capital Markets LLC

MFR Securities, Inc.

Mizuho Securities USA LLC

MUFG Securities Americas Inc.

nabSecurities, LLC

National Bank of Canada Financial Inc.

Nordea Bank Abp

PNC Capital Markets LLC

R. Seelaus & Co., LLC

RB International Markets (USA) LLC

Samuel A. Ramirez & Company, Inc.

Scotia Capital (USA) Inc.

Siebert Williams Shank & Co., LLC

Skandinaviska Enskilda Banken AB (publ)

Standard Chartered Bank

U.S. Bancorp Investments, Inc.

Wells Fargo Securities, LLC

Underwriting Spread	.33%
Currency	USD

Fund	Balanced Fund
Issuer	Mitsubishi UFJ Financing Group
Ticker/Sedol	606822CA0
Principal Amount (US$)	$1,000,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$336,000
Amount Purchased (Foreign$)	N/A
Trade Date	10/05/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	MUFG Securities Americas Inc.

Other Syndicate Members:	Morgan Stanley & Co. LLC

Citigroup Global Markets Inc

Barclays Capital Inc.

BofA Securities, Inc.

J.P. Morgan Securities LLC

Bank of China Limited

BNP Paribas

CastleOak Securities L.P.

Crédit Agricole Corporate and Investment Bank

HSBC Securities (USA) Inc.

Industrial and Commercial Bank of China Limited

Natixis Securities Americas LLC

Nomura Securities International, Inc.

Penserra Securities LLC

Roberts & Ryan Investments, Inc.

R. Seelaus & Co., LLC

Société Générale

Wells Fargo Securities, LLC
Underwriting Spread	.25%
Currency	USD

Fund	Balanced Fund
Issuer	Bank of America Corp
Ticker/Sedol	06051GKD0
Principal Amount (US$)	$3,250,000,000

Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$640,000
Amount Purchased (Foreign$)	N/A
Trade Date	10/15/2021
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	BofA Securities Inc

Other Syndicate Members:	Apto Partners, LLC

CastleOak Securities, L.P.

C.L. King & Associates, Inc.

Drexel Hamilton, LLC

Stern Brothers & Co.

Tribal Capital Markets, LLC

ABN AMRO Securities (USA) LLC

Capital One Securities, Inc.

CIBC World Markets Corp.

HSBC Securities (USA) Inc.

Huntington Securities, Inc.

ING Financial Markets LLC

Intesa Sanpaolo S.p.A.

KeyBanc Capital Markets Inc.

Lloyds Securities Inc.

Mizuho Securities USA LLC

MUFG Securities Americas Inc.

nabSecurities, LLC

Natixis Securities Americas LLC

NatWest Markets Securities Inc.

Nomura Securities International, Inc.

Nordea Bank Abp

PNC Capital Markets LLC

Regions Securities LLC

Santander Investment Securities Inc.

SMBC Nikko Securities America, Inc.

Standard Chartered Bank

TD Securities (USA) LLC

Truist Securities, Inc.

U.S. Bancorp Investments, Inc.

Westpac Capital Markets LLC

Underwriting Spread	.45%
Currency	USD